Unaudited Condensed Interim Consolidated Statements of Financial Position - USD ($) $ in Thousands	Jun. 30, 2026	Dec. 31, 2025	Jun. 30, 2025
CURRENT ASSETS:
Cash and cash equivalents	$ 4,344	$ 4,799	$ 1,059
Short-term bank deposits	30,997	48,341	31,377
Trade receivables	1,689	1,621	5,012
Inventories	4,117	4,093	3,843
Other receivables	1,804	1,110	1,788
Total current assets	42,951	59,964	43,079
LONG-TERM ASSETS:
Other receivables	88	28	37
Long-term restricted bank deposits	449	439	453
Property, plant and equipment	21,356	18,640	15,724
Right-of-use assets	7,035	7,151	7,642
Intangible assets	0	33	66
Total non-current assets	28,928	26,291	23,922
Total assets	71,879	86,255	67,001
CURRENT LIABILITIES:
Current maturities of long-term liabilities	932	870	822
Warrants	4,736	12,659	18,992
Trade payables and accrued expenses	7,626	7,648	5,880
Other payables	5,249	4,531	3,377
Total current liabilities	18,543	25,708	29,071
LONG-TERM LIABILITIES:
Grants received in advance	0	0	758
Liabilities in respect of IIA grants	8,784	8,291	8,504
Lease liabilities	8,605	8,152	8,070
Severance pay liability, net	303	472	479
Total non-current liabilities	17,692	16,915	17,811
Total liabilities	36,235	42,623	46,882
Shareholders' equity:
Ordinary shares of NIS 0.07 par value: Authorized: 20,000,000 shares as of June 30, 2026; December 31, 2025 and June 30, 2025; Issued and Outstanding: 12,910,278 as of June 30, 2026; 12,835,185 as of December 31, 2025; and 10,875,631 as of June 30, 2025	260	258	216
Share premium	274,674	272,331	239,014
Foreign currency translation adjustments	(21)	(32)	(21)
Accumulated deficit	(239,269)	(228,925)	(219,090)
Total equity	35,644	43,632	20,119
Total liabilities and equity	$ 71,879	$ 86,255	$ 67,001